Annual Total Returns - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(10.47%)
Annual Return 2015	(27.49%)
Annual Return 2016	30.36%
Annual Return 2017	18.42%
Annual Return 2018	(13.20%)
Annual Return 2019	17.77%
Annual Return 2020	6.00%
Annual Return 2021	26.12%
Annual Return 2022	20.71%
Annual Return 2023	(5.19%)